Income Taxes - Additional Information (Details) - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2017	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Income Tax Disclosure [Line Items]
Statutory income tax rate		25.00%	25.00%	25.00%
Valuation allowance for deferred tax assets		$ 92,309,000	$ 45,906,000
Net operating loss carryforward		84,194,000	47,331,000
Research and development tax credit carryforwards		3,584,000	978,000
Unrecognized tax benefits		3,870,000	2,019,000	$ 1,196,000	$ 584,000
Unrecognized tax benefits that would impact the effective tax rate before consideration of valuation allowance		0
Recognize penalties and interests accrued on unrecognized tax benefits		100,000	200,000	100,000
Accrued interest and penalties, amount		300,000	300,000
Reduction in deferred tax assets		$ (43,071,000)	$ (11,495,000)	$ (11,226,000)
IRS
Income Tax Disclosure [Line Items]
Statutory income tax rate	35.00%	21.00%
Blended federal tax rate			29.70%
Reduction in deferred tax assets		$ 1,100,000
Canada Revenue Agency
Income Tax Disclosure [Line Items]
Research and development tax credit carryforwards		$ 400,000
Research and development tax credit carryforwards, expire date		Apr. 30, 2039
Dutch | Tax and Customs Administration, Netherlands
Income Tax Disclosure [Line Items]
Net operating loss carryforward		$ 251,000,000
Net operating loss carryforward, expire date		Apr. 30, 2022
U.S. Federal | IRS
Income Tax Disclosure [Line Items]
Net operating loss carryforward		$ 116,400,000
Net operating loss carryforward, expire date		Apr. 30, 2029
Research and development tax credit carryforwards		$ 1,900,000
Research and development tax credit carryforwards, expire date		Apr. 30, 2033
U.S. State Income Tax
Income Tax Disclosure [Line Items]
Net operating loss carryforward		$ 112,200,000
Net operating loss carryforward, expire date		Apr. 30, 2024
Research and development tax credit carryforwards		$ 1,300,000
Research and development tax credit carryforwards, expire date		Apr. 30, 2022
Netherlands
Income Tax Disclosure [Line Items]
Valuation allowance for deferred tax assets		$ 53,100,000	$ 42,500,000
Valuation allowance, net deferred tax assets, jurisdictions increased		10,600,000	16,900,000
United States
Income Tax Disclosure [Line Items]
Valuation allowance for deferred tax assets		38,400,000	3,400,000
Valuation allowance, net deferred tax assets, jurisdictions increased		35,000,000	1,300,000
United Kingdom
Income Tax Disclosure [Line Items]
Valuation allowance for deferred tax assets		800,000	0
Valuation allowance, net deferred tax assets, jurisdictions increased		800,000	$ 0
Non-U.S. Subsidiaries
Income Tax Disclosure [Line Items]
Cumulative earnings		$ 37,900,000